Expense Example {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-08 - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906